Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Document and Entity Information [Abstract]
Entity Registrant Name	Trillium Therapeutics Inc.
Entity Central Index Key	0001616212
Trading Symbol	tril
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2018
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	14,688,831
Entity Current Reporting Status	Yes
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Entity Ex Transition Period	false
Entity Shell Company	false
Entity Voluntary Filers	No